Other Liabilities (Tables)	12 Months Ended
Oct. 31, 2021
Text Block [Abstract]
Summary of Components of Other within Other Liablities
The components of other within other liabilities are as follows:

(Canadian $ in millions)	2021	2020
Accounts payable, accrued expenses and other items	9,444	8,208
Accrued interest payable	960	1,359
Allowance for credit losses on off-balance sheet items	394	511
Cash collateral	6,733	6,596
Insurance-related liabilities	12,845	12,441
Lease liabilities (1)	2,743	2,409
Other employee future benefits liability (Note 21)	1,094	1,147
Payable to brokers, dealers and clients	3,413	2,969
Pension liability (Note 21)	138	553
Total	37,764	36,193

(1)	Effective November 1, 2019, we adopted IFRS 16 Leases, recognizing the cumulative effect of adoption in opening retained earnings with no changes to prior periods (Note 1).

Summary of Fair Value Changes in Investment Securities
The following table presents fair value and changes in fair value in our investment contract liabilities.

(Canadian $ in millions)	Fair value	Notional amount due at contractual maturity	Change in fair value recorded in the Consolidated Statement of Income	Change in fair value due to own credit risk recorded in OCI (before tax)	Cumulative change in fair value due to own credit risk recognized in AOCI (before tax)

As at October 31, 2021	1,046	1,526	(81)	(26)	(72)
As at October 31, 2020	1,168	1,594	88	(12)	(46)

Summary of Reconciliation of the Change in Insurance Related Liabilities
A reconciliation of the change in insurance-related liabilities is as follows:

(Canadian $ in millions)	2021	2020
Insurance-related liabilities, beginning of year	12,441	11,581
Increase (decrease) in life insurance policy benefit liabilities from:
New business	765	476
In-force policies	(306)	182
Changes in actuarial assumptions and methodology	(72)	(58)
Foreign currency	(2)	–
Net increase in life insurance policy benefit liabilities	385	600
Change in other insurance-related liabilities	19	260
Insurance-related liabilities, end of year	12,845	12,441